Other Non-financial Liabilities - Summary of Other Non-financial Liabilities (Detail) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other non-financial liabilities [line items]
Other Non-financial Liabilities	$ 278,169,377	$ 279,341,084
Creditors for sale of assets
Disclosure of other non-financial liabilities [line items]
Other Non-financial Liabilities	2,635,658	2,416,250
Tax withholdings and collections payable
Disclosure of other non-financial liabilities [line items]
Other Non-financial Liabilities	70,692,520	92,421,959
Payroll and Social Contributions Payable
Disclosure of other non-financial liabilities [line items]
Other Non-financial Liabilities	78,510,770	56,275,851
Withholdings on Payroll Payable
Disclosure of other non-financial liabilities [line items]
Other Non-financial Liabilities	2,112,721	3,345,468
Fess to Directors and Syndics
Disclosure of other non-financial liabilities [line items]
Other Non-financial Liabilities	1,525,998	1,945,083
Value-Added Tax
Disclosure of other non-financial liabilities [line items]
Other Non-financial Liabilities	15,203,555	12,664,560
Sundry Creditors
Disclosure of other non-financial liabilities [line items]
Other Non-financial Liabilities	49,036,226	30,405,649
Taxes Payable
Disclosure of other non-financial liabilities [line items]
Other Non-financial Liabilities	52,241,225	55,496,336
Obligations Arising from Contracts with Customers
Disclosure of other non-financial liabilities [line items]
Other Non-financial Liabilities	3,622,688	8,665,403
Retirement payment orders pending settlement
Disclosure of other non-financial liabilities [line items]
Other Non-financial Liabilities	481,796	1,106,674
Other Non-financial Liabilities
Disclosure of other non-financial liabilities [line items]
Other Non-financial Liabilities	$ 2,106,220	$ 14,597,851